ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2025
ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES
Schedule of subsidiaries and variable interest entities

The Company’s principal subsidiaries, the VIE and VIE’s subsidiary as of December 31, 2025 are as follows:

			Percentage of
			equity interest
	Date of	Place of	attributable to
Name	establishment	establishment	the Company	Principal activities
Subsidiaries
iHuman Online Limited (“iHuman Online”)	October 2, 2019	Hong Kong	100%	Investment holding and operation of online applications
Hongen Perfect Future (Tianjin) Investment Co., Ltd. (“Hongen Investment”, or the “WFOE”)	November 11, 2019	Chinese mainland	100%	Management and technical consulting
Hongen Perfect (Beijing) Education Technology Development Co., Ltd.	May 19, 2020	Chinese mainland	100%	Research and development
Variable interest entity
Tianjin Hongen Perfect Future Education Technology Co., Ltd. (“Tianjin Hongen”, or the “VIE”)	March 30, 2016	Chinese mainland	N/A*	Operation of online applications
Subsidiary of the VIE
Beijing Jinhongen Education Technology Co., Ltd. (“Beijing Jinhongen”)	September 4, 2019	Chinese mainland	N/A*	Offering of products and other services

* These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

Schedule of VIE and its subsidiaries' financial statements

The table sets forth the assets and liabilities of the VIE and VIE’s subsidiaries included in the Group’s consolidated balance sheets:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)
ASSETS
Current assets
Cash and cash equivalents	698,463	781,825	111,799
Short-term investments	30,900	—	—
Accounts receivable, net of allowance of RMB5,565 and RMB554 (US$79) as of December 31, 2024 and 2025, respectively	48,375	43,985	6,290
Inventories, net	23,957	21,808	3,119
Amounts due from related parties (including amounts due from Group entities of RMB171,522 and RMB188,904 (US$27,013) as of December 31, 2024 and 2025, respectively)	172,992	192,673	27,552
Prepayments and other current assets	81,395	68,424	9,785
Total current assets	1,056,082	1,108,715	158,545
Non‑current assets
Property and equipment, net	3,298	2,468	353
Intangible assets, net	15,269	16,552	2,367
Operating lease right‑of‑use assets	14,885	11,372	1,626
Long-term investment	26,333	26,333	3,766
Other non‑current assets	21,345	11,242	1,608
Total non‑current assets	81,130	67,967	9,720
Total assets	1,137,212	1,176,682	168,265
LIABILITIES
Current liabilities
Accounts payable	26,632	24,706	3,533
Deferred revenue and customer advances	280,705	218,375	31,227
Amounts due to related parties (including amounts due to Group entities of RMB403 and RMB1,639 (US$234) as of December 31, 2024 and 2025, respectively)	1,965	2,574	368
Accrued expenses and other current liabilities	100,213	91,935	13,147
Current operating lease liabilities	3,661	2,166	310
Total current liabilities	413,176	339,756	48,585
Non‑current liabilities
Non‑current operating lease liabilities	11,252	9,208	1,317
Total non‑current liabilities	11,252	9,208	1,317
Total liabilities	424,428	348,964	49,902

The table sets forth the results of operations of the VIE and VIE’s subsidiaries included in the Group’s consolidated statements of comprehensive income for the years ended December 31, 2023, 2024 and 2025, respectively:

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(in thousands)
Revenues	1,010,418	895,193	772,996	110,537
Net income	258,999	149,122	114,314	16,347

The table sets forth the cash flows of the VIE and VIE’s subsidiaries included in the Group’s consolidated statements of cash flows for the years ended December 31, 2023, 2024 and 2025, respectively:

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(in thousands)
Net cash provided by operating activities	215,169	64,861	67,167	9,605
Net cash provided by (used in) investing activities	18,960	(48,718)	16,195	2,316
Net cash used in financing activities	—	(57,430)	—	—
Net change in cash and cash equivalents	234,129	(41,287)	83,362	11,921